Exploration and evaluation ("E&E") expenditures (Tables)	12 Months Ended
Dec. 31, 2023
Exploration And Evaluation Expenditures Disclosure [Abstract]
Disclosure of detailed information about exploration and evaluation expenditures [Table Text Block]
	Year ended December 31,
	2023	2022
	$	$
Contractors and consulting	(251)	(326)
Drilling and assays	(1,492)	(603)
Field supplies and camp costs	(31)	(109)
Crop compensation, community and permitting	(224)	(368)
Other	(11)	(5)
Total E&E expenditures	(2,009)	(1,411)